SUPPLEMENTAL CASH FLOW INFORMATION - Cash and Non-Cash Movements in Financial Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash movements:
Repayment of debt	$ (200)	$ 0
Interest paid	(42)	(50)
A/R securitization repayments	0	(30)
Cash movements	(242)	(80)
Non-cash movements:
Amortization of debt issue costs	2	2
Interest expense	36	50
Interest expense	38	52
Net decrease in financial liabilities	$ (204)	$ (28)